Consolidated Statement of Stockholders' Deficit (USD $)	Total	Series B Preferred Stock	Series C Preferred Stock	Series D Preferred Stock	Series E Preferred Stock	Series F Preferred Stock	Series G Preferred Stock	Common Stock	Additional Paid-in Capital	Common Stock Subscribed	Accumulated Deficit
Beginning Balance at Dec. 31, 2011	$ (4,786,743)	$ 130,282	$ 64,763	$ 0	$ 0	$ 0	$ 5,621,665	$ 27,781	$ 65,281,614	$ 360,000	$ (76,272,848)
Beginning Balance (in shares) at Dec. 31, 2011		65,141	64,763	0	0	0	120,827	27,780,205		2,240,200
Issuance of common stock for services	3,284,250						1,045,250	11,395	2,227,605
Issuance of common stock for services (in shares)							20,500	11,395,000
Issuance of common stock for interest	339,741						221,000	895	117,846
Issuance of common stock for interest (in shares)							4,420	895,184
Issuance of common stock for compensation	265,301							1,143	264,158
Issuance of common stock for compensation (in shares)								1,142,514
Warrants issued for compensation	487,500								487,500
Issuance of common stock subscribed	0							2,240	357,760	(360,000)
Issuance of common stock subscribed (in shares)								2,240,200		(2,240,200)
Preferred stock converted into common stock	0						(1,050,800)	5,254	1,045,546
Preferred stock converted into common stock (in shares)							(21,016)	5,254,000
Sale of Preferred stock	135,000						135,000
Sale of Preferred stock (in shares)							2,700
Preferred stock dividend	0						1,175,350		(1,175,350)
Preferred stock dividend (in shares)							23,507
Net loss	(4,276,262)										(4,276,262)
Ending Balance at Dec. 31, 2012	(11,698,678)	130,282	64,763	0	0	0	7,147,465	48,708	68,606,679	0	(80,549,110)
Ending Balance (in shares) at Dec. 31, 2012		65,141	64,763	0	0	0	150,938	48,707,103		0
Issuance of common stock for services	324,270						122,000	1,637	200,633
Issuance of common stock for services (in shares)							4,000	1,637,500
Issuance of common stock for interest	560,248						153,740	2,852	403,656
Issuance of common stock for interest (in shares)							4,307	2,851,711
Issuance of common stock for compensation	505,509							6,391	499,118
Issuance of common stock for compensation (in shares)								6,390,625
Warrants issued for compensation	206,700								206,700
Preferred stock converted into common stock	0						(741,950)	3,934	738,016
Preferred stock converted into common stock (in shares)							(15,739)	3,934,750
Debt converted into equity	55,188						55,188
Debt converted into equity (in shares)							2,044
Issuance of preferred stock for business acquisition	140,000						140,000
Issuance of preferred stock for business acquisition (in shares)							8,000
Loss on extinguishment of debt	0						358,641		(358,641)
Loss on extinguishment of debt (in shares)							14,360
Preferred stock dividend	0						1,560,200		(1,560,200)
Preferred stock dividend (in shares)							31,204
Stock retired	0						(52,000)	(1,060)	53,060
Stock retired (in shares)							(1,040)	(1,060,241)
Net loss	(4,187,892)										(4,187,892)
Ending Balance at Dec. 31, 2013	$ (15,690,474)	$ 130,282	$ 64,763	$ 0	$ 0	$ 0	$ 8,743,284	$ 62,462	$ 68,789,021		$ (84,737,002)
Ending Balance (in shares) at Dec. 31, 2013		65,141	64,763	0	0	0	198,074	62,461,448